NOTES PAYABLE (Details)	1 Months Ended
	Nov. 30, 2024 CNY (¥) agreement	Oct. 31, 2024 CNY (¥) agreement	Jul. 31, 2024 CNY (¥) agreement	Jan. 31, 2024 CNY (¥) agreement	Apr. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Commercial bank
NOTES PAYABLE
Number of debt arrangements entered | agreement	2	2	2	2
Debt term	12 months	12 months	6 months	6 months	12 months
Notes Payable
NOTES PAYABLE
Unused secured loan facility amount						¥ 155,651,232	¥ 132,717,312
Notes Payable | Commercial bank
NOTES PAYABLE
Maximum credit facility amount	¥ 50,000,000	¥ 50,000,000	¥ 50,000,000	¥ 50,000,000	¥ 300,000,000